Condensed Consolidated Statement of Stockholders' Deficit [Parenthetical] - $ / shares	Oct. 31, 2015	Jul. 31, 2014
Shares Issued, Price Per Share		$ 0.0001
Sale of Stock, Price Per Share	$ 0.10	$ 0.10